Disposals of subsidiaries	12 Months Ended
Dec. 31, 2024
Disposals Of Businesses [Abstract]
Disposals of subsidiaries	Disposals of subsidiaries
There were no disposals of subsidiaries in 2024 or 2023. During 2022, Barclays Bank PLC sold its direct ownership of subsidiaries Capton
Investments Limited and Hawkins to Roder Investment No 1 Limited and Roder investment No 2 Limited recording gains of £43m and
£75m respectively.